Term deposits and other financial assets - Fair value reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes recognized in other comprehensive income of the period (Note 16)	$ (5,672)	$ (3,941)	$ 0
Financial assets at fair value through OCI
Beginning balance	(3,941)	0
Changes in fair value of financial assets	(12,051)	(4,029)
Deferred tax assets on fair value loss through through other comprehensive income	4,124
Reclassification from fair value reserve to profit or loss of the period due to maturity or sale of financial assets	2,290
Changes in allowance for expected credit losses - increase / (reversal)	(35)	88
Changes recognized in other comprehensive income of the period (Note 16)	(5,672)	(3,941)
Ending balance	$ (9,613)	$ (3,941)	$ 0